Shareholders' equity, capital distribution and earnings per share - Share capital activity (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 NOK (kr) shares kr / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2025 NOK (kr) kr / shares shares	Dec. 31, 2024 NOK (kr) kr / shares shares
Shares issued
Share capital, beginning balance (in shares)	2,792,781,230	2,792,781,230
Capital reduction (in shares)	(235,973,718)	(235,973,718)
Share capital, ending balance (in shares)	2,556,807,512	2,556,807,512	2,792,781,230
Nominal value, beginning balance (in NOK per share) | kr / shares		kr 2.5
Nominal value, capital reduction (in NOK per share) | kr / shares		2.5
Nominal value, ending balance (in NOK per share) | kr / shares		kr 2.5
Issued capital
Share capital beginning balance	$ 1,051,693,005	kr 6,981,953,075
Capital reduction	(56,222,940)	(589,934,295)
Share capital ending balance	$ 995,470,065	kr 6,392,018,780	$ 1,051,693,005
Shares outstanding
Issued (in shares)	2,556,807,512		2,792,781,230		2,556,807,512	2,792,781,230
Nominal value (in NOK per share) | kr / shares					kr 2.5	kr 2.5
Issued	$ 995,470,065		$ 1,051,693,005		kr 6,392,018,780	kr 6,981,953,075
Share buy-back programme | $	$ (5,791,000,000)		$ (5,936,000,000)	$ (5,685,000,000)
Common stock outstanding
Shares issued
Share capital, ending balance (in shares)	2,556,807,512	2,556,807,512
Nominal value, ending balance (in NOK per share) | kr / shares		kr 2.5
Issued capital
Share capital ending balance | kr		kr 6,392,018,780
Shares outstanding
Authorised (in shares)	2,556,807,512				2,556,807,512
Issued (in shares)	2,556,807,512				2,556,807,512
Share buy-back programme (in shares)	(45,504,549)	(45,504,549)
Employees share saving plan (in shares)	(11,031,933)	(11,031,933)
Total outstanding shares (in shares)	2,500,271,030				2,500,271,030
Nominal value (in NOK per share) | kr / shares					kr 2.5
Issued | kr					kr 6,392,018,780
Authorised | kr					6,392,018,780
Share buy-back programme | kr		kr (113,761,372.5)
Employees share saving plan | kr		kr (27,579,832.5)
Total outstanding shares | kr					kr 6,250,677,575
Share buy-back programme
Shares issued
Nominal value, ending balance (in NOK per share) | kr / shares		kr 2.5
Shares outstanding
Total outstanding shares (in shares)	45,504,549		56,267,027	49,486,793	45,504,549	56,267,027
Nominal value (in NOK per share) | kr / shares					kr 2.5
Employees share saving plan
Shares issued
Nominal value, ending balance (in NOK per share) | kr / shares		kr 2.5
Shares outstanding
Nominal value (in NOK per share) | kr / shares					kr 2.5